Long-Term Debt (Schedule of Debt Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Maturities [Abstract]
2013	$ 381,729
2014	1,331,856
2015	270,959
2016	10,016,646
2017	74
Thereafter	9,154,754
Total	$ 21,156,018